Equity Line of Credit (“ELOC”) and Convertible Debt	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Equity Line of Credit (“ELOC”) and Convertible Debt [Abstract]
Equity Line of Credit (“ELOC”) and convertible debt
14.	Equity Line of Credit (“ELOC”) and convertible debt

On September 23, 2025, the Company entered into a securities purchase agreement, establishing an equity line of credit of up to $20,000,000 through one or more secured pre-paid purchases of the Company’s common stock (the “ELOC Agreement”). Under the ELOC Agreement, the Company may, from time to time, sell and issue common stock to the investor pursuant to individual pre-paid purchases, subject to the terms and conditions of the ELOC Agreement. The Company issued 56,700 shares of common stock to the investor as a commitment fee for the first pre-paid purchase (Note 16). The Company also issued 10,300 shares of common stock as pre-delivery shares for the first pre-paid purchase. The investor may request the Company to issue and sell common stock to the investor as to the outstanding balance on the first pre-paid purchase at a pre-delivery purchase price of $0.0001 per share, subject to an aggregate pre-delivery purchase cap of $25,000 (Note 16). When all of the Company’s obligations under the ELOC Agreement are settled and after the commitment period has ended, the Company may repurchase any pre-delivery shares outstanding at a purchase price of $0.001 per share. The share issuances under the first pre-paid purchase are subject to a 9.99% beneficial ownership limitation.

On September 26, 2025, the Company consummated the first pre-paid purchase under the equity line of credit with a principal amount of $5,000,000, bearing interest at 8.5% per annum and maturing three years from issuance (the “convertible debt”). The instrument included an original-issue discount of $425,000 and a $30,000 transaction expense allowance; the initial purchase price received at closing was $4,545,000, with net cash proceeds of approximately $3,990,000 after placement and closing costs.

The principal and accrued interest is convertible at any time during the three-year term at the option of the investor, in whole or in part, at a price that equals 88% of the lowest VWAP during the 10 trading days preceding the applicable measurement date. If that calculated price is below the floor price of $1.058 per share, the investor may elect to have the applicable purchase amount settled in cash rather than in shares.

The Company is accounting for the convertible debt host contract under ASC 470-20 at amortized cost and has determined that the conversion option meets the definition of an embedded derivative liability which is separately accounted for at fair value in accordance with ASC 815-15 Derivatives and Hedging — Embedded Derivatives (Note 15).

A continuity of the amortized cost of the convertible debt host contract is as follows:

Convertible debt
Balance, January 1, 2025	$-
Principal	5,000,000
Fair value of embedded derivative liability	(681,818)
Allocation of original issue discount and issuance cost (1)	(1,136,701)
Accretion	6,669
Interest expense	5,903
Balance, September 30, 2025	$3,194,053

(1)	Total original issuance discount and issuance cost amounted to $1,316,180, of which $1,136,701 were allocated to the amortized cost of the convertible debt and $179,479 were allocated to the derivative liability and recorded as finance cost in the statement of operations.

11.	Notes payable

On July 31, 2024, the Company signed a securities purchase agreement (the “Securities Purchase Agreement”) to sell an aggregate of $1,150,000 in Notes with a $150,000 original issue discount. Pursuant to the Securities Purchase Agreement, the Company also agreed to issue 929 shares of common stock (Note 12). Given the original issue discount, the subscription amount received by the Company was an aggregate of $1,000,000. The Notes were non-interest bearing except in the event of default, in which case interest would accrue at 14% per annum. The maturity date of the Notes was 90 days from the date of issuance. While the Notes were outstanding, the Company agreed to use the net proceeds of any offering of its equity or debt securities to first redeem the Notes in full, including the principal amount and all other amounts due and payable pursuant to the Notes.

The fair value of the Notes was $622,239. The Company incurred total transaction costs of $137,500 in relation to the Security Purchase Agreement, of which $85,558 was attributed to the issuance of the Notes and $51,942 was attributed to the issuance of common shares. The Company repaid $1,150,000 in relation to the Notes Payable in September 2024, resulting in a Notes payable balance of $nil at December 31, 2024.

A continuity of the Company’s Notes Payable during the year ended December 31, 2024 is as follows:

Notes Payable
Outstanding, December 31, 2023	$-
Fair value of Notes issued	622,239
Transaction costs	(85,558)
Interest accretion	613,319
Repayment	(1,150,000)
Outstanding, December 31, 2024	$-